Cover	Aug. 19, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	Johnson & Johnson
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-3215
Entity Tax Identification Number	22-1024240
Entity Address, Address Line One	One Johnson & Johnson Plaza
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08933
City Area Code	732
Local Phone Number	524-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000200406
Amendment Flag	false
Common Stock, Par Value $1.00
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $1.00
Trading Symbol	JNJ
Security Exchange Name	NYSE
0.250% Notes Due January 2022
Entity Information [Line Items]
Title of 12(b) Security	0.250% Notes Due January 2022
Trading Symbol	JNJ22
Security Exchange Name	NYSE
0.650% Notes Due May 2024
Entity Information [Line Items]
Title of 12(b) Security	0.650% Notes Due May 2024
Trading Symbol	JNJ24C
Security Exchange Name	NYSE
5.50% Notes Due November 2024
Entity Information [Line Items]
Title of 12(b) Security	5.50% Notes Due November 2024
Trading Symbol	JNJ24BP
Security Exchange Name	NYSE
1.150% Notes Due November 2028
Entity Information [Line Items]
Title of 12(b) Security	1.150% Notes Due November 2028
Trading Symbol	JNJ28
Security Exchange Name	NYSE
1.650% Notes Due May 2035
Entity Information [Line Items]
Title of 12(b) Security	1.650% Notes Due May 2035
Trading Symbol	JNJ35
Security Exchange Name	NYSE